Document And Entity Information	Oct. 21, 2026
Document Information [Line Items]
Entity, Registrant Name	GENPREX, INC.
Document, Type	8-K
Document, Period End Date	Oct. 21, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38244
Entity, Tax Identification Number	90-0772347
Entity, Address, Address Line One	3300 Bee Cave Road, #650-227
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	537-7997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GNPX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001595248